Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Original cost	$ 113,124	$ 116,135
Property, Plant and Equipment, Net	66,246	68,642
Consolidation, Eliminations [Member]
Property, Plant and Equipment
Original cost	(462)	(419)
Property, Plant and Equipment, Net	(390)	(354)
Equipment Leased to Other Party [Member]
Property, Plant and Equipment
Original cost	1,845	1,325
Subsidiaries [Member]
Property, Plant and Equipment
Original cost	36,551	38,249
Property, Plant and Equipment, Net	17,207 [1]	17,574	[1]
Subsidiaries [Member] | Land and Land Improvements [Member]
Property, Plant and Equipment
Original cost	700	707
Property, Plant and Equipment, Net	689	671
Depreciable lives-new (in years)	8 years
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member]
Property, Plant and Equipment
Original cost	7,683	8,910
Property, Plant and Equipment, Net	3,048	4,205
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	8 years
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	40 years
Subsidiaries [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment
Original cost	23,437	25,323
Property, Plant and Equipment, Net	9,085	9,701
Subsidiaries [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	4 years
Subsidiaries [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member]
Property, Plant and Equipment
Original cost	4,731	3,309
Property, Plant and Equipment, Net	4,385	2,997
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	10 years
Subsidiaries GECC [Member]
Property, Plant and Equipment
Original cost	77,035	78,305
Property, Plant and Equipment, Net	49,429	51,422
Subsidiaries GECC [Member] | Air Transportation Equipment [Member]
Property, Plant and Equipment
Original cost	49,280	50,337
Property, Plant and Equipment, Net	32,795	34,938
Subsidiaries GECC [Member] | Air Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
Subsidiaries GECC [Member] | Air Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
Subsidiaries GECC [Member] | Vehicles [Member]
Property, Plant and Equipment
Original cost	14,251	14,656
Property, Plant and Equipment, Net	8,144	8,312
Subsidiaries GECC [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year
Subsidiaries GECC [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
Subsidiaries GECC [Member] | Railroad Transportation Equipment [Member]
Property, Plant and Equipment
Original cost	4,379	4,636
Property, Plant and Equipment, Net	2,998	3,129
Subsidiaries GECC [Member] | Railroad Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	4 years
Subsidiaries GECC [Member] | Railroad Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	50 years
Subsidiaries GECC [Member] | Construction And Manufacturing [Member]
Property, Plant and Equipment
Original cost	3,411	2,916
Property, Plant and Equipment, Net	2,321	1,955
Subsidiaries GECC [Member] | Construction And Manufacturing [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year
Subsidiaries GECC [Member] | Construction And Manufacturing [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment
Original cost	3,678	3,518
Property, Plant and Equipment, Net	2,360	2,248
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	6 years
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	25 years
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member]
Property, Plant and Equipment
Original cost	2,036	2,242
Property, Plant and Equipment, Net	$ 811	$ 840
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member] | Minimum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member] | Maximum [Member]
Property, Plant and Equipment
Depreciable lives-new (in years)	35 years

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.